Income Taxes	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8. Income Taxes

The Company had an effective tax rate of 9.2% for the three-month periods ended September 30, 2018 compared to a negative effective tax rate of 35.8% for the three-month periods ended September 30, 2017, and a negative effective tax rate of 21.5% for the nine-month periods ended September 30, 2018 and 2017. The Company’s effective tax rate as of September 30, 2018 was primarily impacted by the geographic mix of its earnings and losses.